SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Year end spot rate	$ 7.2672	$ 7.2513	$ 7.0999
Average Rate	$ 7.2155	$ 6.9688	$ 7.0809